STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (37,879,158)	$ (36,899,420)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	35,174	153,301
Loss on disposal of property and equipment	46,654	8,627
Asset impairment	365,179
Non-cash lease expense	402,649	856,238
Issuance of common stock for services	75,375	36,000
Stock-based compensation	4,697,546	3,524,476
Changes in assets and liabilities:
Prepaid expenses and other assets	1,678,948	846,182
Prepaid research and development expenses	603,737	(553,737)
Accounts payable	(538,811)	(102,076)
Accrued expenses	156,187	(1,766,449)
Lease liabilities	(741,558)	(983,045)
Loss on disposal of assets	46,654	8,627
Net cash used in operating activities	(31,098,078)	(34,879,903)
Investing activities
Purchases of property and equipment	(9,972)	(21,394)
Proceeds from sale of property and equipment	30,000
Net cash used in investing activities	20,028	(21,394)
Financing activities
Proceeds from issuance of common stock, net of issuance costs		28,707,011
Proceeds from exercise of stock options	5,398	116,497
Net cash provided by financing activities	5,398	28,823,508
Net change in cash and cash equivalents	(31,072,652)	(6,077,789)
Cash and cash equivalents, beginning of period	41,792,830	47,870,619
Cash and cash equivalents, end of period	$ 10,720,178	$ 41,792,830